Significant Accounting policies - Operating Lease, Time Charter- in Payments (Table) (Details) - Charter In Vessels [Member] $ in Thousands	Dec. 31, 2021 USD ($)
December 31, 2022	$ 10,274
December 31, 2023	9,883
December 31, 2024	5,025
December 31, 2025	5,538
December 31, 2026	5,394
December 31, 2027 and thereafter	11,590
Total time charter-in payments	$ 47,704